Share-based payments - Summary of Movements for Equity and Cash-Settled LTIP Scheme (Details) - shares shares in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Equity Settled Long Term Incentive Plan
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number of options, Outstanding at start of year (in shares)	9,891	10,000
Number of options granted (in shares)	2,927	3,440
Number of options, Exercised during the period (in shares)	(1,606)	(1,639)
Number of options, Forfeited during the period (in shares)	(2,252)	(1,910)
Number of options, Outstanding at end of year (in shares)	8,960	9,891
Number of options, Exercisable at end of year (in shares)	661	611
LTIP, Cash-settled
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number of options, Outstanding at start of year (in shares)	243	274
Number of options granted (in shares)	58	81
Number of options, Exercised during the period (in shares)	(58)	(48)
Number of options, Forfeited during the period (in shares)	(47)	(64)
Number of options, Outstanding at end of year (in shares)	196	243
Number of options, Exercisable at end of year (in shares)	40	29